Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets
Cash and cash equivalents	$ 139,030	$ 175,648
Accounts and notes receivable, net	83,003	110,696
Other receivables	65,147	136,577
Inventories	53,403	105,421
Prepaid expenses and other current assets	84,593	109,144
Deferred income taxes	17,188	27,974
McDonald’s Corporation’s indemnification for contingencies	0	991
Collateral deposits	4,832	0
Total current assets	447,196	666,451
Non-current assets
Miscellaneous	78,883	91,924
Collateral deposits	5,325	5,325
Property and equipment, net	1,116,281	1,244,311
Net intangible assets and goodwill	57,864	70,375
Deferred income taxes	75,319	97,687
Derivative instruments	9,517	490
McDonald’s Corporation’s indemnification for contingencies	4,395	3,696
Total non-current assets	1,347,584	1,513,808
Total assets	1,794,780	2,180,259
Current liabilities
Accounts payable	220,337	311,060
Royalties payable to McDonald’s Corporation	16,953	30,663
Income taxes payable	29,473	29,906
Other taxes payable	91,290	107,586
Accrued payroll and other liabilities	112,072	141,970
Provision for contingencies	777	1,748
Interest payable	20,627	21,899
Short-term debt	32,528	7,549
Current portion of long-term debt	6,156	4,727
Derivative instruments	10,958	2,048
Deferred income taxes	895	0
Total current liabilities	542,066	659,156
Non-current liabilities
Accrued payroll and other liabilities	18,440	35,446
Provision for contingencies	11,427	13,074
Long-term debt, excluding current portion	761,080	771,171
Deferred income taxes	4,180	6,113
Total non-current liabilities	795,127	825,804
Total liabilities	1,337,193	1,484,960
Equity
Additional paid-in capital	15,974	17,250
Retained earnings	244,791	404,287
Accumulated other comprehensive losses	(302,467)	(218,735)
Total Arcos Dorados Holdings Inc. shareholders’ equity	456,914	694,537
Non-controlling interests in subsidiaries	673	762
Total equity	457,587	695,299
Total liabilities and equity	1,794,780	2,180,259
Class A Shares Of Common Stock [Member]
Equity
Common stock	365,701	358,820
Total equity	365,701	358,820
Class B Shares Of Common Stock [Member]
Equity
Common stock	132,915	132,915
Total equity	$ 132,915	$ 132,915